Stockholders' Equity (Details) - Schedule of transactions related to the Company restricted stock awards - Gryphon Digital Mining, Inc. [Member]	9 Months Ended
Sep. 30, 2021 USD ($) shares
Stockholders' Equity (Details) - Schedule of transactions related to the Company restricted stock awards [Line Items]
Shares Granted | shares	379,340
Deferred compensation Granted | $	$ 911,000
Shares Vested | shares	(193,542)
Deferred compensation Vested | $	$ (465,000)
Shares Accelerated vesting due to modification | shares	(54,548)
Deferred compensation Accelerated vesting due to modification | $	$ (131,000)
Shares Forfeited | shares	(56,250)
Deferred compensation Forfeited | $	$ (135,000)
Shares Amortization of deferred compensation | shares
Deferred compensation Amortization of deferred compensation | $	$ (45,000)
Shares Unvested | shares	75,000
Deferred compensation Unvested | $	$ 135,000